RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 4 – RELATED PARTY

For the three months ended March 31, 2016, the Company had expenses totaling $24,000 to an officer and director for salaries, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of March 31, 2016, there was $0 in accounts payable – related party.

For the three months ended March 31, 2016, the Company had expenses totaling $24,650 to a company owned by an officer and director for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of March 31, 2016, there was $6,169 in accounts payable – related party.

For the three months ended March 31, 2015, the Company paid $3,500 to a an officer and director for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of March 31, 2016, there was $0 in accounts payable – related party.

NOTE 4 – RELATED PARTY

For the year ended December 31, 2015, the Company had expenses totaling $46,082 to a company owned by an officer and director and to the officer and director for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of December 31, 2015, there was no accounts payable to the related party. Additionally, this officer director received wages totaling $40,000.

For the year ended December 31, 2015, the Company had expenses totaling $31,920 to a former officer for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of December 31, 2015, there was no accounts payable to the related party. Additionally, this former officer received wages totaling $28,000.

For the year ended December 31, 2015, the Company had expenses totaling $69,637 to a company owned by an officer and director and to the officer and director for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations. As of December 31, 2015, there was no accounts payable to the related party.

For the year ended December 31, 2015, the Company had expenses totaling $197,618 to a director for the fair value of warrants issued for consulting fees, which is included in general and administrative expenses – related party on the accompanying statement of operations.